Quarterly Report
March 31, 2025
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Aerospace & Defense – 2.9%
Howmet Aerospace, Inc.	29,413	$3,815,749
KBR, Inc.	73,967	3,684,296
L3Harris Technologies, Inc.	16,884	3,533,990
Leidos Holdings, Inc.	28,377	3,829,192
Standard Aero, Inc. (a)	39,296	1,046,846
		$15,910,073
Airlines – 1.1%
Alaska Air Group, Inc. (a)	46,693	$2,298,229
Delta Air Lines, Inc.	81,173	3,539,143
		$5,837,372
Apparel Manufacturers – 0.7%
Skechers USA, Inc., “A” (a)	65,040	$3,692,971
Automotive – 1.7%
Aptiv PLC (a)	70,274	$4,181,303
LKQ Corp.	118,476	5,039,969
		$9,221,272
Biotechnology – 0.4%
Biogen, Inc. (a)	14,659	$2,005,938
Broadcasting – 0.6%
Omnicom Group, Inc.	38,786	$3,215,747
Brokerage & Asset Managers – 2.6%
Carlyle Group, Inc.	58,653	$2,556,684
Evercore Partners, Inc.	11,646	2,325,939
Raymond James Financial, Inc.	47,797	6,639,482
TPG, Inc.	60,474	2,868,282
		$14,390,387
Business Services – 2.6%
Fidelity National Information Services, Inc.	67,482	$5,039,556
Global Payments, Inc.	49,206	4,818,252
TransUnion	48,464	4,022,027
		$13,879,835
Chemicals – 0.9%
Eastman Chemical Co.	54,549	$4,806,312
Computer Software – 0.9%
Check Point Software Technologies Ltd. (a)	17,938	$4,088,429
Pegasystems, Inc.	15,090	1,049,057
		$5,137,486
Computer Software - Systems – 1.3%
CDW Corp.	23,752	$3,806,495
Zebra Technologies Corp., “A” (a)	11,453	3,236,160
		$7,042,655
Construction – 7.1%
Allegion PLC	35,400	$4,618,284
Builders FirstSource, Inc. (a)	20,604	2,574,264
Essex Property Trust, Inc., REIT	14,239	4,365,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Ferguson Enterprises, Inc.	17,482	$2,801,141
James Hardie Industries PLC (a)(l)	92,235	2,173,057
Mid-America Apartment Communities, Inc., REIT	26,414	4,426,458
Mohawk Industries, Inc. (a)	21,070	2,405,773
Otis Worldwide Corp.	34,688	3,579,801
Stanley Black & Decker, Inc.	42,789	3,289,618
Sun Communities, Inc., REIT	31,701	4,078,017
Toll Brothers, Inc.	41,589	4,391,382
		$38,703,045
Consumer Products – 2.1%
International Flavors & Fragrances, Inc.	47,619	$3,695,711
Kenvue, Inc.	252,182	6,047,324
Newell Brands, Inc.	309,945	1,921,659
		$11,664,694
Containers – 1.7%
Avery Dennison Corp.	20,081	$3,573,816
Graphic Packaging Holding Co.	217,502	5,646,352
		$9,220,168
Electrical Equipment – 1.3%
Berry Global, Inc.	49,654	$3,466,346
TE Connectivity PLC	27,083	3,827,369
		$7,293,715
Electronics – 3.1%
Corning, Inc.	87,812	$4,020,033
Flex Ltd. (a)	138,746	4,589,718
NXP Semiconductors N.V.	16,385	3,114,133
ON Semiconductor Corp. (a)	50,288	2,046,219
Onto Innovation, Inc. (a)	12,897	1,564,922
Skyworks Solutions, Inc.	25,702	1,661,120
		$16,996,145
Energy - Independent – 3.3%
Diamondback Energy, Inc.	29,601	$4,732,608
Expand Energy Corp.	50,455	5,616,651
Permian Resources Corp.	288,844	4,000,489
Valero Energy Corp.	27,853	3,678,546
		$18,028,294
Energy - Renewables – 0.4%
AES Corp.	181,018	$2,248,244
Engineering - Construction – 1.3%
Jacobs Solutions, Inc.	33,874	$4,095,028
Quanta Services, Inc.	10,692	2,717,692
		$6,812,720
Food & Beverages – 2.9%
Coca-Cola Europacific Partners PLC	53,920	$4,692,658
ConAgra Brands, Inc.	99,891	2,664,093
Hershey Co.	17,716	3,029,967
Ingredion, Inc.	27,881	3,769,790
Lamb Weston Holdings, Inc.	33,305	1,775,157
		$15,931,665

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	183,974	$4,045,588
Forest & Paper Products – 0.7%
International Paper Co.	71,920	$3,836,932
Gaming & Lodging – 2.3%
Hyatt Hotels Corp.	23,925	$2,930,813
International Game Technology PLC	147,840	2,403,878
VICI Properties, Inc., REIT	150,612	4,912,963
Viking Holdings Ltd. (a)	63,000	2,504,250
		$12,751,904
Health Maintenance Organizations – 0.5%
Humana, Inc.	10,651	$2,818,255
Insurance – 9.3%
American International Group, Inc.	60,460	$5,256,392
Assurant, Inc.	29,670	6,223,282
Corebridge Financial, Inc.	145,940	4,607,326
Equitable Holdings, Inc.	89,197	4,646,272
Everest Group Ltd.	9,937	3,610,410
Hanover Insurance Group, Inc.	24,660	4,289,607
Hartford Insurance Group, Inc.	68,870	8,521,285
Lincoln National Corp.	91,747	3,294,635
Voya Financial, Inc.	56,050	3,797,948
Willis Towers Watson PLC	19,364	6,544,064
		$50,791,221
Leisure & Toys – 1.8%
Brunswick Corp.	61,684	$3,321,683
Electronic Arts, Inc.	28,526	4,122,578
Mattel, Inc. (a)	129,289	2,512,085
		$9,956,346
Machinery & Tools – 4.5%
AGCO Corp.	39,403	$3,647,536
ITT, Inc.	22,233	2,871,614
Nordson Corp.	13,577	2,738,753
PACCAR, Inc.	31,067	3,024,994
Pentair PLC	45,992	4,023,380
Regal Rexnord Corp.	27,186	3,095,126
Wabtec Corp.	26,840	4,867,434
		$24,268,837
Major Banks – 0.8%
Regions Financial Corp.	192,870	$4,191,065
Medical & Health Technology & Services – 3.6%
Cencora, Inc.	22,656	$6,300,407
ICON PLC (a)	14,961	2,618,026
Labcorp Holdings, Inc.	14,142	3,291,409
Universal Health Services, Inc.	18,457	3,468,070
Ventas, Inc., REIT	57,132	3,928,396
		$19,606,308

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.5%
Agilent Technologies, Inc.	49,224	$5,758,223
GE Healthcare Technologies, Inc.	32,311	2,607,821
Revvity, Inc.	22,240	2,352,992
STERIS PLC	15,618	3,539,820
Teleflex, Inc.	15,025	2,076,305
Zimmer Biomet Holdings, Inc.	24,514	2,774,494
		$19,109,655
Metals & Mining – 0.9%
United States Steel Corp.	113,305	$4,788,269
Natural Gas - Distribution – 0.7%
Atmos Energy Corp.	23,135	$3,576,208
Natural Gas - Pipeline – 1.9%
Plains GP Holdings LP	178,239	$3,807,185
Targa Resources Corp.	33,155	6,646,583
		$10,453,768
Oil Services – 0.9%
Halliburton Co.	76,358	$1,937,202
TechnipFMC PLC	94,039	2,980,096
		$4,917,298
Other Banks & Diversified Financials – 5.5%
Columbia Banking System, Inc.	95,264	$2,375,884
East West Bancorp, Inc.	49,474	4,440,786
Fifth Third Bancorp	72,844	2,855,485
M&T Bank Corp.	32,282	5,770,407
Northern Trust Corp.	55,263	5,451,695
Prosperity Bancshares, Inc.	36,126	2,578,313
SLM Corp.	147,430	4,330,019
Synchrony Financial	35,566	1,882,864
		$29,685,453
Pharmaceuticals – 0.3%
Organon & Co.	123,078	$1,832,631
Pollution Control – 0.8%
GFL Environmental, Inc.	91,089	$4,400,510
Railroad & Shipping – 0.7%
Norfolk Southern Corp.	14,897	$3,528,355
Real Estate – 2.2%
Brixmor Property Group, Inc., REIT	164,666	$4,371,882
Jones Lang LaSalle, Inc. (a)	14,481	3,589,985
W.P. Carey, Inc., REIT	67,295	4,246,988
		$12,208,855
Real Estate - Storage – 1.5%
Extra Space Storage, Inc., REIT	37,120	$5,511,949
Rexford Industrial Realty, Inc., REIT	69,573	2,723,783
		$8,235,732

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 3.1%
Aramark	134,402	$4,639,557
Darden Restaurants, Inc.	14,828	3,080,665
SYSCO Corp.	43,887	3,293,281
U.S. Foods Holding Corp. (a)	86,002	5,629,691
		$16,643,194
Specialty Chemicals – 2.8%
Ashland, Inc.	54,694	$3,242,807
Corteva, Inc.	90,493	5,694,725
Dow, Inc.	45,277	1,581,073
DuPont de Nemours, Inc.	63,524	4,743,972
		$15,262,577
Specialty Stores – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	33,661	$3,840,720
Ross Stores, Inc.	26,575	3,396,019
		$7,236,739
Trucking – 1.3%
J.B. Hunt Transport Services, Inc.	16,653	$2,463,811
Knight-Swift Transportation Holdings, Inc.	44,576	1,938,610
XPO, Inc. (a)	23,172	2,492,844
		$6,895,265
Utilities - Electric Power – 6.9%
Alliant Energy Corp.	80,168	$5,158,811
CenterPoint Energy, Inc.	107,757	3,904,036
CMS Energy Corp.	74,263	5,577,894
Edison International	39,571	2,331,523
PG&E Corp.	395,789	6,799,655
Pinnacle West Capital Corp.	46,425	4,421,981
Public Service Enterprise Group, Inc.	69,192	5,694,502
Sempra Energy	49,565	3,536,958
		$37,425,360
Total Common Stocks		$530,505,063
Convertible Preferred Stocks – 0.5%
Aerospace & Defense – 0.5%
Boeing Co., 6%	49,080	$2,936,457
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.35% (v)	10,226,023	$10,227,045
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j)	2,054,250	$2,054,250

Other Assets, Less Liabilities – (0.2)%		(990,062)
Net Assets – 100.0%		$544,732,753
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,227,045 and $535,495,770, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$533,441,520	$—	$—	$533,441,520
Investment Companies	12,281,295	—	—	12,281,295
Total	$545,722,815	$—	$—	$545,722,815
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,669,783	$20,767,408	$24,209,174	$(285)	$(687)	$10,227,045
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$147,730	$—